UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
(Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
6/30/2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 98.7%(a)
COMMON STOCKS - 96.9%(a)
	Aerospace & Defense - 1.7%
1,800	AAR CORP.	$39,564
2,500	BE Aerospace, Inc.*	157,700
2,800	The Boeing Co.	286,832
1,100	Esterline Technologies Corporation*	79,519
1,800	Exelis Inc.	24,822
13,400	GenCorp Inc.*	217,884
800	General Dynamics Corporation	62,664
8,000	Hexcel Corp.*	272,400
3,300	Honeywell International Inc.	261,822
2,100	L-3 Communications Holdings, Inc.	180,054
1,200	Lockheed Martin Corp.	130,152
4,600	Northrop Grumman Corporation	380,880
1,200	Precision Castparts Corp.	271,212
1,800	Raytheon Co.	119,016
3,400	Rockwell Collins, Inc.	215,594
500	Teledyne Technologies Inc.*	38,675
4,400	Textron Inc.	114,620
3,100	Triumph Group, Inc.	245,365
400	United Technologies Corp.	37,176
		3,135,951
	Air Freight & Logistics - 0.2%
1,300	C. H. Robinson Worldwide, Inc.	73,203
400	Expeditors International of Washington, Inc.	15,204
1,600	FedEx Corp.	157,728
1,700	United Parcel Service, Inc. Cl B	147,016
		393,151
	Airlines - 1.9%
7,600	Alaska Air Group, Inc.*	395,200
6,200	Allegiant Travel Company	657,138
1,800	China Southern Airlines Company Limited - SP-ADR	36,666
300	Copa Holdings S.A.	39,336
18,800	Delta Air Lines, Inc.*	351,748
12,500	Hawaiian Holdings, Inc.*	76,375
6,500	JetBlue Airways Corp.*	40,950
16,100	Republic Airways Holdings Inc.*	182,413
9,800	Ryanair Holdings PLC - SP-ADR	504,994
3,400	SkyWest, Inc.	46,036
31,900	Southwest Airlines Co.	411,191
6,500	Spirit Airlines Inc.*	206,505
5,100	United Continental Holdings Inc.*	159,579
23,000	US Airways Group, Inc.*	377,660
		3,485,791
	Auto Components - 0.6%
1,100	American Axle & Manufacturing Holdings, Inc.*	20,493
1,000	BorgWarner, Inc.*	86,150
800	Delphi Automotive PLC	40,552
3,100	Drew Industries Incorporated	121,892
2,000	The Goodyear Tire & Rubber Company*	30,580
1,700	Johnson Controls, Inc.	60,843
2,400	Magna International Inc.	170,928
800	Standard Motor Products, Inc.	27,472
4,400	Tenneco Inc.*	199,232
5,800	TRW Automotive Holdings Corp.*	385,352
		1,143,494
	Automobiles - 0.6%
12,220	Ford Motor Company	189,043
4,300	General Motors Co.*	143,233
1,600	Harley-Davidson, Inc.	87,712
3,200	HONDA MOTOR CO., LTD. - SP-ADR	119,200
3,200	Tesla Motors, Inc.*	343,776
800	Thor Industries, Inc.	39,344
1,900	TOYOTA MOTOR CORPORATION - SP-ADR	229,254
		1,151,562
	Beverages - 1.2%
1,900	Anheuser-Busch InBev N.V. - SP-ADR	171,494
1,900	The Boston Beer Company, Inc.*	324,216
1,100	The Coca-Cola Company	44,121
12,700	Coca-Cola Enterprises Inc.	446,532
1,200	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	168,348
700	Compania Cervecerias Unidas S.A. - ADR	20,027
7,900	Constellation Brands, Inc.*	411,748
12,100	Cott Corp.	94,501
6,700	Dr Pepper Snapple Group, Inc.	307,731
700	Molson Coors Brewing Company Cl B	33,502
1,400	Monster Beverage Corporation*	85,078
2,320	PepsiCo, Inc.	189,753
		2,297,051
	Biotechnology - 3.6%
4,000	ACADIA Pharmaceuticals Inc.*	72,600
1,700	Aegerion Pharmaceuticals, Inc.*	107,678
3,600	Alexion Pharmaceuticals, Inc.*	332,064
8,400	Alkermes PLC*^	240,912
1,000	Amgen Inc.	98,660
13,100	Arena Pharmaceuticals, Inc.*	100,870
10,300	ARIAD Pharmaceuticals, Inc.*	180,147
900	Biogen Idec Inc.*	193,680
3,900	BioMarin Pharmaceutical Inc.*	217,581
8,800	Celgene Corp.*	1,028,808
1,500	Cubist Pharmaceuticals, Inc.*	72,450
10,900	Elan Corporation plc - SP-ADR*	154,126
18,400	Gilead Sciences, Inc.*	942,264
9,500	Incyte Corp.*	209,000
2,200	Infinity Pharmaceuticals, Inc.*	35,750
7,300	Isis Pharmaceuticals, Inc.*	196,151
1,000	Ligand Pharmaceuticals Incorporated Cl B*	37,420
10,900	MannKind Corporation*	70,850
1,600	Medivation Inc.*	78,720
900	Myriad Genetics, Inc.*	24,183
3,100	Onyx Pharmaceuticals, Inc.*	269,142
14,500	Orexigen Therapeutics Inc.*	84,825
13,100	Peregrine Pharmaceuticals, Inc.*	16,899
10,500	Pharmacyclics, Inc.*	834,435
4,600	Raptor Pharmaceuticals Corporation*	43,010
1,200	Regeneron Pharmaceuticals, Inc.*	269,856
3,900	Sarepta Therapeutics, Inc.*	148,395
6,500	Savient Pharmaceuticals Inc.*	3,640
10,100	Seattle Genetics, Inc.*	317,746
500	Theravance Inc.*	19,265
2,900	United Therapeutics Corporation*	190,878
		6,592,005
	Building Products - 1.0%
15,400	Fortune Brands Home & Security Inc.	596,596
3,900	Lennox International Inc.	251,706
12,200	Masco Corp.	237,778
4,800	Owens Corning Inc.*	187,584
6,100	PGT, Inc.*	52,887
1,900	Quanex Building Products Corporation	31,996
9,800	A.O. Smith Corporation	355,544
5,900	USG Corporation*	135,995
		1,850,086
	Capital Markets - 3.8%
1,900	Affiliated Managers Group, Inc.*	311,486
4,900	Ameriprise Financial, Inc.	396,312
1,000	Artisan Partners Asset Management, Inc.*	49,910
1,100	The Bank of New York Mellon Corporation	30,855
1,100	BlackRock, Inc.	282,535
3,500	The Carlyle Group	89,950
900	Cohen & Steers, Inc.	30,582
13,900	E*Trade Financial Corp.*	175,974
3,200	Eaton Vance Corp.	120,288
775	FBR & Company*	19,577
3,200	Federated Investors, Inc. Cl B	87,712
10,300	Financial Engines, Inc.	469,577
1,900	Fortress Investment Group LLC	12,464
1,000	Franklin Resources, Inc.	136,020
4,800	The Goldman Sachs Group, Inc.	726,000
5,400	Invesco Limited	171,720
6,500	Janus Capital Group Inc.	55,315
3,100	Legg Mason, Inc.	96,131
3,300	Manning & Napier Inc.	58,608
14,800	Morgan Stanley	361,564
10,900	Nomura Holdings, Inc. - ADR	81,096
2,400	Northern Trust Corporation	138,960
12,600	Piper Jaffray Companies, Inc.*	398,286
4,400	T. Rowe Price Group Inc.	321,860
6,800	Raymond James Financial, Inc.	292,264
18,000	The Charles Schwab Corporation	382,140
9,900	SEI Investments Co.	281,457
4,000	State Street Corporation	260,840
11,100	TD Ameritrade Holding Corp.	269,619
4,100	Triangle Captial Corporation	112,791
3,300	Virtus Investment Partners Inc.*	581,691
5,400	Waddell & Reed Financial, Inc.	234,900
		7,038,484
	Chemicals - 2.9%
300	Air Products and Chemicals, Inc.	27,471
100	Airgas, Inc.	9,546
1,200	Albemarle Corporation	74,748
400	Balchem Corporation	17,900
1,500	Chase Corporation	33,540
4,400	Chemtura Corporation*	89,320
1,200	Cytec Industries Inc.	87,900
500	The Dow Chemical Company	16,085
2,800	E.I. du Pont de Nemours and Company	147,000
2,700	Eastman Chemical Co.	189,027
5,700	Ecolab Inc.	485,583
6,600	FMC Corporation	402,996
700	H.B. Fuller Company	26,467
3,400	W.R. Grace & Co.*	285,736
3,000	Huntsman Corporation	49,680
1,800	International Flavors & Fragrances Inc.	135,288
3,500	Koppers Holdings, Inc.	133,630
3,500	LyondellBasell Industries N.V.	231,910
3,100	Monsanto Company	306,280
500	The Mosaic Company	26,905
500	NewMarket Corporation	131,280
7,700	Olin Corp.	184,184
1,800	PolyOne Corporation	44,604
2,000	Potash Corporation of Saskatchewan Inc.	76,260
2,100	PPG Industries, Inc.	307,461
7,600	RPM International, Inc.	242,744
900	The Scotts Miracle-Gro Company	43,479
3,400	The Sherwin-Williams Company	600,440
5,000	Sigma-Aldrich Corp.	401,800
7,300	The Valspar Corp.	472,091
		5,281,355
	Commercial Banks - 1.7%
1,100	Bank of Hawaii Corporation	55,352
2,500	Bank of the Ozarks, Inc.	108,325
3,300	Barclays PLC - SP-ADR	56,496
1,800	CapitalSource Inc.	16,884
1,200	CIT Group Inc.*	55,956
1,400	Columbia Banking System, Inc.	33,334
4,400	East West Bancorp, Inc.	121,000
1,600	Enterprise Financial Services Corp.	25,536
22,700	Fifth Third Bancorp	409,735
1,000	First Financial Bankshares, Inc.	55,660
9,346	FirstMerit Corporation	187,200
2,400	Fulton Financial Corporation	27,552
1,200	Glacier Bancorp, Inc.	26,628
1,400	HSBC Holdings plc - SP-ADR	72,660
18,500	Huntington Bancshares Inc.	145,780
15,700	KeyCorp	173,328
500	Mercantile Bank Corporation	8,985
5,100	Mitsubishi UFJ Financial Group, Inc. - ADR	31,671
3,900	Mizuho Financial Group, Inc. - ADR	16,107
1,300	PNC Financial Services Group, Inc.	94,796
2,200	Popular, Inc.*	66,726
53,900	Regions Financial Corp.	513,667
2,700	SunTrust Banks, Inc.	85,239
500	SVB Financial Group*	41,660
7,200	Synovus Financial Corp.	21,024
3,900	Texas Capital Bancshares, Inc.*	173,004
900	U.S. Bancorp	32,535
1,500	Umpqua Holdings Corporation	22,515
1,200	Webster Financial Corporation	30,816
5,400	Wells Fargo & Co.	222,858
8,600	Zions Bancorporation	248,368
		3,181,397
	Commercial Services & Supplies - 1.0%
1,100	The ADT Corporation	43,835
3,600	Avery Dennison Corporation	153,936
5,800	Cintas Corp.	264,132
2,200	Consolidated Graphics, Inc.*	103,422
1,200	Copart, Inc.*	36,960
4,700	A.T. Cross Company*	79,665
6,200	R.R. Donnelley & Sons Company	86,862
900	EnerNOC, Inc.*	11,934
2,700	Iron Mountain Incorporated	71,847
4,500	KAR Auction Services Inc.	102,915
4,000	Herman Miller, Inc.	108,280
2,800	Mobile Mini, Inc.*	92,820
1,900	Republic Services, Inc.	64,486
13,400	RINO International Corp.* (b)	536
2,500	Rollins, Inc.	64,750
4,800	Steelcase Inc.	69,984
1,100	Stericycle, Inc.*	121,473
2,100	Tetra Tech, Inc.*	49,371
3,200	Tyco International Ltd.	105,440
3,600	Waste Connections, Inc.	148,104
3,900	Waste Management, Inc.	157,287
		1,938,039
	Communications Equipment - 1.0%
1,200	ADTRAN, Inc.	29,532
2,000	Alliance Fiber Optic Products, Inc.	40,020
3,200	Aruba Networks Inc.*	49,152
3,000	Brocade Communications Systems, Inc.*	17,280
5,200	CalAmp Corporation*	75,920
5,900	Ciena Corporation*	114,578
6,400	Cisco Systems, Inc.	155,584
1,100	F5 Networks, Inc.*	75,680
6,100	Finisar Corp.*	103,395
8,700	Infinera Corporation*	92,829
2,000	InterDigital, Inc.	89,300
2,700	Ituran Location and Control Ltd.	45,549
8,900	JDS Uniphase Corp.*	127,982
1,700	Juniper Networks, Inc.*	32,827
2,200	Motorola Solutions, Inc.	127,006
18,700	Nokia Oyj - SP-ADR*	69,938
900	Plantronics, Inc.	39,528
900	Polycom, Inc.*	9,486
2,300	Procera Networks, Inc.*	31,579
4,400	RADWARE Ltd.*	60,676
9,300	Riverbed Technology, Inc.*	144,708
3,400	Sierra Wireless Inc.*	43,520
5,300	Sonus Networks, Inc.*	15,953
1,200	Telefonaktiebolaget LM Ericsson - SP-ADR	13,536
3,000	Ubiquiti Networks Inc.	52,620
3,900	ViaSat, Inc.*	278,694
		1,936,872
	Computers & Peripherals - 1.5%
6,550	3D Systems Corporation*	287,545
2,100	Apple Inc.	831,768
2,300	Cray, Inc.*	45,172
3,200	Electronics for Imaging, Inc.*	90,528
2,000	EMC Corporation	47,240
700	Fusion-io Inc.*	9,968
6,700	Hewlett-Packard Company	166,160
3,800	Lexmark International, Inc.	116,166
3,100	NCR Corporation*	102,269
2,700	NetApp, Inc.*	102,006
2,000	QLogic Corp.*	19,120
5,500	SanDisk Corp.*	336,050
6,200	Seagate Technology PLC	277,946
500	Stratasys Ltd.*	41,870
4,500	Western Digital Corp.	279,405
		2,753,213
	Construction & Engineering - 0.6%
6,600	Chicago Bridge & Iron Company N.V.NYS	393,756
2,600	EMCOR Group, Inc.	105,690
3,000	Fluor Corp.	177,930
7,800	Jacobs Engineering Group Inc.*	430,014
1,100	Quanta Services, Inc.*	29,106
		1,136,496
	Construction Materials - 0.1%
2,100	Texas Industries, Inc.*	136,794
2,000	Vulcan Materials Company	96,820
		233,614
	Consumer Finance - 0.7%
7,200	American Express Co.	538,272
13,000	Discover Financial Services	619,320
1,200	SLM Corporation	27,432
500	World Acceptance Corporation*	43,470
		1,228,494
	Consumer Services - Diversified - 0.2%
1,400	Coinstar, Inc.*	82,138
6,800	H&R Block, Inc.	188,700
2,500	Sotheby's	94,775
1,000	Weight Watchers International, Inc.	46,000
		411,613
	Containers & Packaging - 0.6%
2,000	AEP Industries Inc.*	148,780
1,200	Ball Corp.	49,848
2,700	Bemis Company, Inc.	105,678
23,000	Boise, Inc.	196,420
4,400	Crown Holdings, Inc.*	180,972
2,700	MeadWestvaco Corporation	92,097
1,200	Owens-Illinois, Inc.*	33,348
3,800	Packaging Corp of America	186,048
1,400	Sealed Air Corporation	33,530
1,200	Sonoco Products Company	41,484
		1,068,205
	Distributors - 0.1%
1,300	Genuine Parts Co.	101,491

	Electric Utilities - 0.1%
400	ITC Holdings Corporation	36,520
500	OGE Energy Corp.	34,100
3,200	Pepco Holdings, Inc.	64,512
1,000	Westar Energy, Inc.	31,960
1,000	Xcel Energy, Inc.	28,340
		195,432
	Electrical Equipment - 1.0%
2,500	The Babcock & Wilcox Co.	75,075
700	Belden Inc.	34,951
3,100	Eaton Corp. PLC	204,011
1,500	Emerson Electric Co.	81,810
300	Franklin Electric Co., Inc.	10,095
2,000	Generac Holdings, Inc.	74,020
5,400	Hubbell Incorporated Cl B	534,600
1,200	Rockwell Automation, Inc.	99,768
2,100	Roper Industries, Inc.	260,862
2,710	Sensata Technologies Holding N.V.*	94,579
7,700	Solarcity Corporation*	290,829
		1,760,600
	Electronic Equipment, Instruments & Components - 0.8%
2,500	Amphenol Corporation	194,850
1,100	Coherent, Inc.	60,577
4,800	Corning Incorporated	68,304
10,400	Flextronics International Ltd.*	80,496
1,100	InvenSense Inc.*	16,918
1,000	Itron, Inc.*	42,430
3,400	Jabil Circuit, Inc.	69,292
1,500	Littelfuse, Inc.	111,915
2,600	Measurement Specialties, Inc.*	120,978
1,700	Molex Inc.	49,878
7,500	Nam Tai Electronics, Inc.	42,000
600	OSI Systems, Inc.*	38,652
8,900	Sanmina-SCI Corp.*	127,715
6,100	TE Connectivity Limited	277,794
2,900	Tech Data Corp.*	136,561
4,400	Trimble Navigation Ltd.*	114,444
		1,552,804
	Energy Equipment & Services - 1.0%
900	Baker Hughes Incorporated	41,517
500	Cameron International Corp.*	30,580
300	Core Laboratories N.V.	45,498
400	Diamond Offshore Drilling, Inc.	27,516
400	Dril-Quip, Inc.*	36,116
1,400	Ensco PLC	81,368
4,500	FMC Technologies, Inc.*	250,560
1,200	Helmerich & Payne, Inc.	74,940
10,500	Hercules Offshore, Inc.*	73,920
8,100	Newpark Resources, Inc.*	89,019
2,800	Noble Corporation	105,224
4,100	Oceaneering International, Inc.	296,020
1,400	Oil States International, Inc.*	129,696
8,000	Parker Drilling Co.*	39,840
6,100	Patterson-UTI Energy, Inc.	118,065
10,700	RPC, Inc.	147,767
1,100	Schlumberger Ltd.	78,826
900	Seadrill Ltd.	36,666
3,600	Tenaris S.A. - ADR	144,972
1,600	Weatherford International Ltd.*	21,920
		1,870,030
	Financial Services - Diversified - 1.5%
45,100	Bank of America Corp.	579,986
4,800	CBOE Holdings Inc.	223,872
11,900	Citigroup Inc.	570,843
3,600	CME Group Inc.	273,528
700	IntercontinentalExchange Inc.*	124,432
2,800	JPMorgan Chase & Co.	147,812
3,200	KKR Financial Holdings LLC	33,760
10,000	Leucadia National Corporation	262,200
1,600	MCGraw Hill Financial Inc.	85,104
3,700	Moody's Corporation	225,441
800	The NASDAQ OMX Group, Inc.	26,232
7,400	NewStar Financial, Inc.*	98,568
5,100	NYSE Euronext	211,140
		2,862,918
	Food & Staples Retailing - 0.9%
6,500	Costco Wholesale Corp.	718,705
500	CVS Caremark Corporation	28,590
600	The Fresh Market, Inc.*	29,832
2,300	The Kroger Co.	79,442
5,000	PriceSmart, Inc.	438,150
12,500	Rite Aid Corporation*	35,750
9,300	SUPERVALU Inc.	57,846
5,800	Whole Foods Market, Inc.	298,584
		1,686,899
	Food Products - 1.9%
600	Annie's, Inc.*	25,644
5,400	B & G Foods Inc.	183,870
7,200	Chiquita Brands International, Inc.*	78,624
3,300	ConAgra Foods, Inc.	115,269
4,400	Dean Foods Company*	44,088
1,200	Dole Food Company, Inc.*	15,300
6,400	Green Mountain Coffee Roasters, Inc.*	480,384
1,600	The Hain Celestial Group, Inc.*	103,952
2,500	The Hershey Company	223,200
4,400	Hormel Foods Corporation	169,752
6,500	Inventure Foods, Inc.*	54,340
2,100	J & J Snack Foods Corp.	163,380
6,800	Kellogg Company	436,764
4,500	McCormick & Company, Inc.	316,620
1,100	Mead Johnson Nutrition Company	87,153
2,300	Mondelez International Inc.	65,619
3,000	Post Holdings Inc.*	130,980
1,600	Sanderson Farms, Inc.	106,272
2,100	The J.M. Smucker Co.	216,615
4,200	SunOpta Inc.*	31,878
500	TreeHouse Foods, Inc.*	32,770
2,100	Tyson Foods, Inc.	53,928
7,700	Unilever N.V. NYS	302,687
664	WhiteWave Foods Company Cl A*	10,790
945	WhiteWave Foods Company Cl B*	14,364
		3,464,243
	Gas Utilities - 0.1%
900	AGL Resources Inc.	38,574
800	AmeriGas Partners, L.P.	39,544
800	ONEOK, Inc.	33,048
4,400	Questar Corporation	104,940
900	Southwest Gas Corporation	42,111
		258,217
	Health Care Equipment & Supplies - 2.3%
3,200	Abbott Laboratories	111,616
1,800	Align Technology, Inc.*	66,672
1,000	ArthroCare Corporation*	34,530
5,400	Baxter International Inc.	374,058
4,200	Becton, Dickinson and Company	415,086
19,300	Boston Scientific Corporation*	178,911
4,700	CareFusion Corporation*	173,195
3,500	Covidien PLC	219,940
600	Cyberonics, Inc.*	31,176
2,000	DENTSPLY International Inc.	81,920
3,200	Endologix, Inc.*	42,496
1,200	Greatbatch, Inc.*	39,348
1,500	ICU Medical, Inc.*	108,090
1,600	MAKO Surgical Corp.*	19,280
5,700	Medtronic, Inc.	293,379
2,000	Quidel Corporation*	51,060
1,600	ResMed Inc.	72,208
3,900	Sirona Dental Systems, Inc.*	256,932
28,200	The Spectranetics Corporation*	526,776
4,200	St. Jude Medical, Inc.	191,646
7,300	Stryker Corp.	472,164
2,000	Symmetry Medical Inc.*	16,840
4,800	Varian Medical Systems, Inc.*	323,760
2,100	Zimmer Holdings, Inc.	157,374
		4,258,457
	Health Care Providers & Services - 3.0%
2,900	Acadia Healthcare Company, Inc.*	95,903
6,777	Aetna Inc.	430,611
4,400	Air Methods Corporation	149,072
1,500	AmerisourceBergen Corporation	83,745
15,000	AMN Healthcare Services, Inc.*	214,800
9,300	BioScrip, Inc.*	153,450
2,300	CIGNA Corp.	166,727
11,200	Community Health Systems Inc.	525,056
3,400	CorVel Corporation*	99,518
1,200	DaVita, Inc.*	144,960
2,300	Express Scripts Holding Company*	141,887
3,100	HCA Holdings, Inc.	111,786
16,200	Health Management Associates, Inc.*	254,664
3,300	Health Net Inc.*	105,006
4,000	HEALTHSOUTH Corp.*	115,200
3,000	Humana Inc.	253,140
700	Laboratory Corporation of America Holdings*	70,070
3,500	McKesson Corp.	400,750
6,800	Molina Healthcare Inc.*	252,824
300	MWI Veterinary Supply, Inc.*	36,972
6,100	Patterson Companies Inc.	229,360
1,000	Providence Service Corporation*	29,090
600	Quest Diagnostics Inc.	36,378
5,800	Henry Schein, Inc.*	555,350
10,700	Tenet Healthcare Corp.*	493,270
4,600	Universal Health Services, Inc. Cl B	308,016
1,700	WellPoint, Inc.	139,128
		5,596,733
	Health Care Technology - 0.3%
3,100	Cerner Corp.*	297,879
4,300	MedAssets, Inc.*	76,282
3,200	Omnicell, Inc.*	65,760
3,200	Quality Systems, Inc.	59,872
		499,793
	Hotels, Restaurants & Leisure - 5.5%
4,100	AFC Enterprises, Inc.*	147,354
1,500	Bloomin' Brands Inc.*	37,320
500	Bob Evans Farms, Inc.	23,490
5,900	Boyd Gaming Corp.*	66,670
9,400	Brinker International, Inc.	370,642
1,300	Buffalo Wild Wings Inc.*	127,608
2,200	Burger King Worldwide Inc.	42,922
4,000	The Cheesecake Factory Inc.	167,560
500	Chipotle Mexican Grill, Inc.*	182,175
800	Chuy's Holdings Inc.*	30,672
3,300	Cracker Barrel Old Country Store, Inc.	312,378
4,300	Darden Restaurants, Inc.	217,064
4,200	DineEquity, Inc.	289,254
12,000	Domino's Pizza, Inc.	697,800
6,100	Dunkin' Brands Group Inc.	261,202
2,700	Home Inns & Hotels Management, Inc. - ADR*	72,117
800	Hyatt Hotels Corp.*	32,288
2,000	InterContinental Hotels Group PLC - ADR	54,940
2,300	International Game Technology	38,433
2,900	Jack in the Box Inc.*	113,941
14,760	Jamba, Inc.*	220,367
22,900	Krispy Kreme Doughnuts, Inc.*	399,605
6,300	Las Vegas Sands Corp.	333,459
10,000	Luby's, Inc.*	84,500
6,200	Marriott International Inc.	250,294
6,700	Marriott Vacations Worldwide Corporation*	289,708
1,400	McDonald's Corp.	138,600
28,400	Melco Crown Entertainment Ltd. - ADR*	635,024
15,800	MGM Resorts International*	233,524
2,700	Panera Bread Co.*	502,038
8,700	Papa John's International, Inc.*	568,719
800	Penn National Gaming, Inc.*	42,288
900	Red Robin Gourmet Burgers Inc.*	49,662
15,900	Ruth's Hospitality Group Inc.	191,913
4,600	SHFL entertainment, Inc.*	81,466
10,000	Sonic Corp.*	145,600
23,800	Starbucks Corp.	1,558,662
5,800	Starwood Hotels & Resorts Worldwide, Inc.	366,502
600	Tim Hortons, Inc.	32,478
4,200	The Wendy's Company	24,486
4,100	Wyndham Worldwide Corp.	234,643
4,000	Wynn Resorts Ltd.	512,000
100	Yum! Brands, Inc.	6,934
		10,188,302
	Household Durables - 3.2%
6,500	Beazer Homes USA, Inc.*	113,880
9,900	D.R. Horton, Inc.	210,672
1,000	Ethan Allen Interiors Inc.	28,800
1,400	Harman International Industries, Inc.	75,880
29,100	Hovnanian Enterprises, Inc.*	163,251
4,500	iRobot Corporation*	178,965
12,200	Jarden Corporation*	533,750
18,100	KB Home	355,303
10,700	La-Z-Boy Inc.	216,889
8,200	Leggett & Platt, Incorporated	254,938
15,200	Lennar Corporation	547,808
4,400	Libbey Inc.*	105,468
600	Meritage Homes Corporation*	26,016
2,300	Mohawk Industries, Inc.*	258,727
12,600	Newell Rubbermaid Inc.	330,750
23,800	PulteGroup Inc.*	451,486
4,900	The Ryland Group, Inc.	196,490
5,200	SodaStream International Ltd.*	377,780
8,700	SONY CORPORATION - SP-ADR	184,353
10,300	Standard Pacific Corp.*	85,799
3,200	Tempur-Pedic International Inc.*	140,480
7,200	Toll Brothers, Inc.*	234,936
8,700	Tupperware Brands Corp.	675,903
1,200	Whirlpool Corporation	137,232
		5,885,556
	Household Products - 0.4%
2,800	Church & Dwight Co., Inc.	172,788
800	The Clorox Company	66,512
1,400	Colgate-Palmolive Co.	80,206
1,700	Energizer Holdings, Inc.	170,867
1,400	The Procter & Gamble Company	107,786
1,400	Spectrum Brands Holdings, Inc.	79,618
1,200	WD-40 Co.	65,376
		743,153
	Independent Power Producers & Energy Traders - 0.1%
900	Dynegy Inc.*	20,295
3,400	NRG Energy, Inc.	90,780
		111,075
	Industrial Conglomerates - 0.4%
500	3M Co.	54,675
900	Carlisle Companies Incorporated	56,079
2,100	Danaher Corporation	132,930
2,800	General Electric Company	64,932
7,300	Koninklijke Philips Electronics N.V. NYS	198,487
2,600	Siemens AG - SP-ADR	263,406
		770,509
	Insurance - 3.5%
800	ACE Limited	71,584
2,200	Aflac, Inc.	127,864
700	Allied World Assurance Company Holdings AG	64,057
2,400	The Allstate Corporation	115,488
2,500	American Financial Group, Inc.	122,275
12,300	American International Group, Inc.*	549,810
900	American National Insurance Company	89,523
800	AmTrust Financial Services, Inc.	28,560
4,400	Arch Capital Group Ltd.*	226,204
3,300	Assurant, Inc.	168,003
6,400	Berkshire Hathaway Inc. Cl B*	716,288
3,800	Brown & Brown, Inc.	122,512
400	The Chubb Corporation	33,860
6,000	CNO Financial Group, Inc.	77,760
12,400	eHealth, Inc.*	281,728
900	Everest Re Group, Ltd.	115,434
2,900	Fidelity National Financial, Inc.	69,049
10,600	First American Financial Corporation	233,624
19,700	Genworth Financial Inc.*	224,777
1,500	Hanover Insurance Group Inc.	73,395
8,900	The Hartford Financial Services Group, Inc.	275,188
2,900	HCI Group, Inc.	89,088
4,900	Lincoln National Corporation	178,703
800	Loews Corporation	35,520
100	Markel Corporation*	52,695
7,200	Marsh & McLennan Companies, Inc.	287,424
15,100	MBIA Inc.*	200,981
3,600	MetLife, Inc.	164,736
3,700	Platinum Underwriters Holdings, Ltd.	211,714
2,400	Protective Life Corporation	92,184
8,200	Prudential Financial, Inc.	598,846
3,000	Stewart Information Services Corporation	78,570
7,800	Torchmark Corp.	508,092
500	The Travelers Companies, Inc.	39,960
1,200	Unum Group	35,244
4,100	XL Group PLC	124,312
		6,485,052
	Internet & Catalog Retail - 2.6%
9,500	1-800-FLOWERS.COM, Inc.*	58,805
3,900	Amazon.com, Inc.*	1,082,991
13,700	Ctrip.com International, Ltd. - ADR*	447,031
5,200	Expedia, Inc.	312,780
31,300	Groupon, Inc.*	266,050
2,600	HomeAway Inc.*	84,084
3,700	HSN, Inc.	198,764
1,600	Liberty Interactive Corporation*	136,016
5,500	Liberty Interactive Corporation Cl A*	126,555
3,000	Netflix Inc.*	633,270
2,900	Nutrisystem, Inc.	34,162
9,100	Orbitz Worldwide, Inc.*	73,073
11,900	Overstock.com, Inc.*	335,580
600	Priceline.com Inc.*	496,278
700	Shutterfly, Inc.*	39,053
8,500	TripAdvisor Inc.*	517,395
		4,841,887
	Internet Software & Services - 3.8%
2,700	Akamai Technologies, Inc.*	114,885
2,400	Angie's List Inc.*	63,720
2,900	Baidu, Inc. - SP-ADR*	274,137
8,100	BroadVision, Inc.*	70,065
600	CoStar Group Inc.*	77,442
2,500	Demandware Inc.*	106,025
1,900	eBay Inc.*	98,268
2,300	Google Inc.*	2,024,851
1,600	IAC/InterActiveCorp	76,096
14,600	Internet Initiative Japan Inc. - SP-ADR	281,196
2,900	j2 Global, Inc.	123,279
1,300	LinkedIn Corporation*	231,790
3,100	Liquidity Services Inc.*	107,477
400	MercadoLibre Inc.	43,104
3,300	Monster Worldwide, Inc.*	16,203
7,200	Move, Inc.*	92,304
2,300	NetEase.com Inc. - ADR	145,291
7,300	NIC Inc.	120,669
4,700	OpenTable, Inc.*	300,565
2,100	Pandora Media Inc.*	38,640
2,600	Qihoo 360 Technology Co. Ltd. - ADR*	120,042
4,500	Rackspace Hosting, Inc.*	170,505
900	Rediff.com India Limited - ADR*	2,178
1,600	Responsys, Inc.*	22,896
600	Shutterstock Inc.*	33,468
900	SINA Corporation*	50,157
4,200	Sohu.com Inc.*	258,804
1,800	Stamps.com Inc.*	70,902
12,000	Support.com Inc.*	54,840
6,200	Synacor Inc.*	19,220
1,900	Travelzoo Inc.*	51,794
1,400	Trulia, Inc.*	43,526
6,200	United Online, Inc.	46,996
9,500	ValueClick, Inc.*	234,460
4,300	VeriSign, Inc.*	192,038
1,900	VistaPrint N.V.*	93,803
1,000	Web.com Group Inc.*	25,600
21,000	Yahoo! Inc.*	527,310
2,600	Yandex N.V.*	71,838
1,500	Youku Tudou Inc.*	28,785
1,000	YY Inc. - ADR*	26,830
7,200	Zillow, Inc.*	405,360
		6,957,359
	IT Services - 3.4%
4,500	Accenture PLC	323,820
700	Acxiom Corporation*	15,876
200	Alliance Data Systems Corporation*	36,206
3,300	Automatic Data Processing, Inc.	227,238
3,900	Cognizant Technology Solutions Corp.*	244,179
200	Computer Sciences Corporation	8,754
4,800	DST Systems, Inc.	313,584
1,000	EPAM Systems, Inc.*	27,180
1,600	Exlservice Holdings Inc.*	47,296
12,300	Fidelity National Information Services, Inc.	526,932
3,200	Fiserv, Inc.*	279,712
2,000	FleetCor Technologies Inc.*	162,600
2,900	Gartner, Inc.*	165,271
10,100	Jack Henry & Associates, Inc.	476,013
3,800	InterXion Holding N.V.*	99,294
1,100	Mastercard, Inc.	631,950
600	MAXIMUS, Inc.	44,688
2,900	NeuStar, Inc.*	141,172
5,800	Paychex, Inc.	211,816
11,000	Sapient Corp.*	143,660
3,700	TeleTech Holdings, Inc.*	86,691
4,800	Total System Services, Inc.	117,504
1,200	Unisys Corporation*	26,484
3,100	Vantiv, Inc.*	85,560
5,600	VeriFone Systems, Inc.*	94,136
9,300	Visa Inc.	1,699,575
		6,237,191
	Leisure Equipment & Products - 0.2%
40,900	Eastman Kodak Co.*	5,198
700	Hasbro, Inc.	31,381
2,500	Mattel, Inc.	113,275
3,500	Nautilus, Inc.*	30,415
700	Polaris Industries Inc.	66,500
11,800	Smith & Wesson Holding Corporation*	117,764
		364,533
	Life Sciences Tools & Services - 0.9%
6,000	Affymetrix, Inc.*	26,640
3,000	Agilent Technologies, Inc.	128,280
3,100	Cambrex Corp.*	43,307
1,800	Illumina, Inc.*	134,712
1,400	Luminex Corporation*	28,854
1,200	Mettler-Toledo International Inc.*	241,440
13,800	Parexel International Corp.*	633,972
3,900	PerkinElmer, Inc.	126,750
2,900	Thermo Fisher Scientific, Inc.	245,427
800	Waters Corp.*	80,040
		1,689,422
	Machinery - 2.9%
7,500	Alamo Group Inc.	306,150
2,000	Barnes Group Inc.	59,980
1,400	Briggs & Stratton Corporation	27,720
200	Caterpillar Inc.	16,498
1,200	Columbus McKinnon Corporation*	25,584
6,000	Crane Co.	359,520
600	Cummins Inc.	65,076
800	Deere & Company	65,000
2,700	Donaldson Company, Inc.	96,282
2,700	Dover Corporation	209,682
3,800	Hardinge, Inc.	56,164
6,800	IDEX Corporation	365,908
3,600	Illinois Tool Works Inc.	249,012
2,000	Ingersoll-Rand PLC	111,040
600	ITT Corp.	17,646
1,200	Joy Global Inc.	58,236
1,800	KUBOTA CORPORATION - SP-ADR	131,022
1,000	Lincoln Electric Holdings, Inc.	57,270
3,300	The Manitowoc Company, Inc.	59,103
9,300	Mueller Water Products, Inc.	64,263
1,900	Nordson Corporation	131,689
1,500	PACCAR Inc.	80,490
5,000	Pall Corp.	332,150
5,300	Parker Hannifin Corp.	505,620
1,300	Pentair Ltd.	74,997
500	Proto Labs, Inc.*	32,485
8,500	Snap-On, Inc.	759,730
1,600	Stanley Black & Decker Inc.	123,680
1,600	Tennant Company	77,232
11,000	Terex Corp.*	289,300
1,400	The Timken Company	78,792
1,600	Titan International, Inc.	26,992
2,000	The Toro Co.	90,820
2,700	TriMas Corporation*	100,656
1,000	Trinity Industries, Inc.	38,440
300	Valmont Industries, Inc.	42,927
3,600	Wabtec Corporation	192,348
		5,379,504
	Marine - 0.0%
4,000	DryShips Inc.*	7,480

	Media - 4.3%
7,500	CBS Corp. Cl B Non-Voting	366,525
300	Charter Communications, Inc.*	37,155
2,200	Comcast Corp.	92,136
6,000	DIRECTV*	369,720
8,700	Discovery Communications, Inc.*	671,727
3,400	DISH Network Corp.	144,568
10,100	The Walt Disney Co.	637,815
4,100	Entravision Communications Corporation	25,215
3,300	IMAX Corp.*	82,038
12,400	The Interpublic Group of Companies, Inc.	180,420
700	Lamar Advertising Company*	30,380
1,316	Liberty Global plc Cl A*	97,519
386	Liberty Global plc Series C*	26,178
900	Liberty Media Corporation*	114,084
10,600	LIN TV Corporation*	162,180
7,700	Lions Gate Entertainment Corp.*	211,519
8,300	Live Nation Entertainment, Inc.*	128,650
15,300	Media General, Inc.*	168,759
4,500	Morningstar, Inc.	349,110
3,200	The New York Times Company*	35,392
18,000	News Corp. Cl B*	590,760
5,400	Nexstar Broadcasting Group, Inc.	191,484
5,300	Omnicom Group Inc.	333,211
1,200	Regal Entertainment Group	21,480
2,600	Scripps Networks Interactive	173,576
4,400	Sinclair Broadcast Group, Inc.	129,272
186,600	Sirius XM Radio Inc.	625,110
15,900	Starz-Liberty Capital*	351,390
4,100	Time Warner Cable Inc.	461,168
14,400	Time Warner Inc.	832,608
2,000	Valassis Communications, Inc.	49,180
4,400	Viacom Inc. Cl B	299,420
		7,989,749
	Metals & Mining - 0.5%
1,700	ArcelorMittal NYS	19,040
4,400	Barrick Gold Corporation	69,256
1,100	Cliffs Natural Resources Inc.	17,875
26,700	New Gold Inc.*	171,414
1,800	Newmont Mining Corporation	53,910
19,700	NovaGold Resources Inc.*	41,567
3,700	Pan American Silver Corporation	43,068
900	Paramount Gold and Silver Corporation*	1,071
1,175	Pilot Gold Inc.*^	894
10,700	Rare Element Resources Ltd.*^	20,972
600	Reliance Steel & Aluminum Co.	39,336
2,600	Silver Wheaton Corporation	51,142
1,700	Steel Dynamics, Inc.	25,347
11,900	Stillwater Mining Company*	127,806
1,600	SunCoke Energy, Inc.*	22,432
14,200	Taseko Mines Ltd.*	26,696
2,400	US Silica Holdings Inc.	49,872
2,800	Worthington Industries, Inc.	88,788
		870,486
	Multiline Retail - 0.7%
1,000	The Bon-Ton Stores, Inc.	18,050
2,600	Dollar General Corp.*	131,118
3,300	Dollar Tree, Inc.*	167,772
1,100	Family Dollar Stores, Inc.	68,541
1,400	Kohl's Corp.	70,714
6,800	Macy's, Inc.	326,400
2,700	Nordstrom, Inc.	161,838
9,300	Saks, Inc.*	126,852
1,156	Sears Canada Inc.	12,465
3,300	Target Corp.	227,238
6,500	Tuesday Morning Corporation*	67,405
		1,378,393
	Multi-Utilities - 0.1%
4,100	NiSource Inc.	117,424
2,000	Vectren Corporation	67,660
		185,084
	Oil, Gas & Consumable Fuels - 2.0%
2,000	Alpha Natural Resources, Inc.*	10,480
2,700	Arch Coal, Inc.	10,206
6,800	Cabot Oil & Gas Corporation	482,936
3,600	Calumet Specialty Products Partners, L.P.	130,968
5,600	Carrizo Oil & Gas, Inc.*	158,648
18,400	Cheniere Energy, Inc.*	510,784
2,600	Chesapeake Energy Corporation	52,988
600	Chevron Corporation	71,004
2,500	Clean Energy Fuels Corporation*	33,000
1,300	ConocoPhillips	78,650
1,600	Continental Resources, Inc.*	137,696
900	Crosstex Energy, Inc.	17,784
900	Denbury Resources Inc.*	15,588
1,200	Enterprise Products Partners L.P.	74,580
300	EOG Resources, Inc.	39,504
400	EQT Corporation	31,748
2,500	Gulfport Energy Corporation*	117,675
1,000	Hess Corp.	66,490
9,100	Ivanhoe Energy, Inc.*	8,053
14,400	James River Coal Company*	26,208
15,600	Kodiak Oil & Gas Corp.*	138,684
2,500	L&L Energy Inc.*	8,950
2,700	Marathon Oil Corp.	93,366
1,400	Newfield Exploration Company*	33,446
1,200	Noble Energy, Inc.	72,048
2,700	Oasis Petroleum Inc.*	104,949
1,500	Occidental Petroleum Corp.	133,845
200	Pioneer Natural Resources Co.	28,950
2,100	Range Resources Corp.	162,372
10,300	Rentech, Inc.	21,630
2,200	Stone Energy Corporation*	48,466
4,500	Summit Midstream Partners L.P.	153,675
6,100	Suncor Energy, Inc.	179,889
18,200	TransGlobe Energy Corp.*	112,840
2,900	Western Refining, Inc.	81,403
2,400	Whiting Petroleum Corp.*	110,616
7,100	The Williams Companies, Inc.	230,537
		3,790,656
	Paper & Forest Products - 0.4%
13,400	P.H. Glatfelter Co.	336,340
3,900	International Paper Co.	172,809
14,700	Louisiana-Pacific Corp.*	217,413
1,000	Schweitzer-Mauduit International, Inc.	49,880
		776,442
	Personal Products - 0.3%
4,700	Avon Products, Inc.	98,841
1,400	Herbalife Ltd.	63,196
1,200	Inter Parfums, Inc.	34,224
2,900	The Estee Lauder Companies Inc.	190,733
3,200	Medifast, Inc.*	82,432
700	Nu Skin Enterprises, Inc.	42,784
		512,210
	Pharmaceuticals - 2.6%
5,600	AbbVie Inc.	231,504
900	Actavis Inc.*	113,598
2,200	Allergan, Inc.	185,328
1,500	AstraZeneca PLC - SP-ADR	70,950
9,800	AVANIR Pharmaceuticals Inc.*	45,080
1,100	Bayer AG - SP-ADR	117,337
7,500	Bristol-Myers Squibb Company	335,175
3,000	Dr. Reddy's Laboratories Limited - ADR	113,460
3,000	Forest Laboratories, Inc.*	123,000
600	GlaxoSmithKline-PLC - SP-ADR	29,982
4,800	Jazz Pharmaceuticals, Inc.*	329,904
7,800	Johnson & Johnson	669,708
3,800	Eli Lilly and Co.	186,656
2,200	The Medicines Company*	67,672
4,500	Merck & Co., Inc.	209,025
3,100	Mylan, Inc.*	96,193
2,300	Novartis AG - ADR	162,633
300	Perrigo Co.	36,300
15,700	Pfizer Inc.	439,757
3,000	Questcor Pharmaceuticals, Inc.	136,380
3,900	Sanofi - ADR	200,889
1,100	Santarus Inc.*	23,155
5,000	SciClone Pharmaceuticals, Inc.*	24,800
300	Shire PLC- ADR	28,533
6,300	Valeant Pharmaceuticals International, Inc.*	542,304
7,100	ViroPharma Inc.*	203,415
13,500	VIVUS Inc.*	169,830
		4,892,568
	Professional Services - 0.8%
700	51job, Inc. - ADR*	47,257
700	The Dun & Bradstreet Corporation	68,215
1,000	FTI Consulting, Inc.*	32,890
3,300	IHS Inc.*	344,454
600	Kelly Services, Inc.	10,482
2,500	Manpowergroup Inc.	137,000
1,100	Nielsen Holdings N.V.	36,949
11,800	On Assignment, Inc.*	315,296
2,200	Robert Half International, Inc.	73,106
1,800	Towers Watson & Company	147,492
4,100	TrueBlue, Inc.*	86,305
1,500	Verisk Analytics, Inc.*	89,550
		1,388,996
	Real Estate Management & Development - 0.0%
3,000	CBRE Group, Inc.*	70,080

	Road & Rail - 2.0%
1,200	Arkansas Best Corporation	27,540
13,900	Avis Budget Group, Inc.*	399,625
5,200	CSX Corp.	120,588
1,300	Genesee & Wyoming Inc.*	110,292
25,300	Hertz Global Holdings, Inc.*	627,440
4,700	J.B. Hunt Transportation Services, Inc.	339,528
5,000	Kansas City Southern	529,800
3,000	Norfolk Southern Corporation	217,950
7,200	Old Dominion Freight Line, Inc.*	299,664
5,100	Ryder Systems, Inc.	310,029
4,500	Union Pacific Corp.	694,260
		3,676,716
	Semiconductors & Semiconductor Equipment - 3.2%
7,800	Advanced Energy Industries, Inc.*	135,798
28,900	Advanced Micro Devices, Inc.*	117,912
800	Analog Devices, Inc.	36,048
5,400	Applied Materials, Inc.	80,514
3,100	Applied Micro Circuits Corporation*	27,280
3,700	ARM Holdings plc - SP-ADR	133,866
800	ASML Holding N.V. NYS	63,280
14,500	Atmel Corporation*	106,575
1,200	Avago Technologies Ltd.	44,856
1,200	Broadcom Corporation	40,512
4,300	Canadian Solar Inc.*	47,257
4,800	Cavium Inc.*	169,776
5,800	Cree, Inc.*	370,388
1,500	Cypress Semiconductor Corp.	16,095
14,100	Entegris Inc.*	132,399
7,500	Fairchild Semiconductor International, Inc.*	103,500
8,900	First Solar, Inc.*	398,097
3,300	Integrated Device Technology, Inc.*	26,202
3,000	Intel Corporation	72,660
8,600	JA Solar Holdings Company, Ltd. - ADR*	61,920
3,000	KLA-Tencor Corp.	167,190
16,400	Kulicke and Soffa Industries, Inc.*	181,384
900	Lam Research Corporation*	39,906
14,100	Lattice Semiconductor Corp.*	71,487
18,500	LDK Solar Co. Ltd. - ADR*	23,865
3,100	Linear Technology Corporation	114,204
31,900	LSI Corp.*	227,766
1,400	LTX-Credence Corporation*	8,386
6,400	Marvell Technology Group Ltd.	74,944
4,000	Mattson Technology, Inc.*	8,720
1,500	Mellanox Technologies Ltd.*	74,250
32,500	Micron Technology, Inc.*	465,725
2,200	Mindspeed Technologies Inc.*	7,128
3,100	NVIDIA Corp.	43,493
4,200	NXP Semiconductors N.V.*	130,116
10,800	OmniVision Technologies, Inc.*	201,420
21,400	ON Semiconductor Corp.*	172,912
7,400	PDF Solutions, Inc.*	136,382
700	PMC-Sierra, Inc.*	4,445
5,000	Rambus Inc.*	42,950
3,200	ReneSola Ltd. - ADR*	6,848
16,000	RF Micro Devices, Inc.*	85,600
7,300	Skyworks Solutions, Inc.*	159,797
1,000	Spreadtrum Communications, Inc. - ADR	26,250
4,900	SunEdison, Inc.*	40,033
6,100	SunPower Corporation*	126,270
8,300	Taiwan Semiconductor Manufacturing Company Ltd. - SP-ADR	152,056
12,700	Teradyne, Inc.*	223,139
10,500	Texas Instruments Incorporated	366,135
1,800	Trina Solar Limited - SP-ADR*	10,728
19,900	TriQuint Semiconductor, Inc.*	137,907
1,700	Ultratech, Inc.*	62,424
4,300	Veeco Instruments Inc.*	152,306
1,400	Xilinx, Inc.	55,454
10,800	Yingli Green Energy Holding Co. Ltd. - ADR*	34,992
		6,021,547
	Software - 3.4%
1,100	Activision Blizzard, Inc.	15,686
6,100	Adobe Systems Inc.*	277,916
4,300	Advent Software, Inc.*	150,758
2,800	Autodesk, Inc.*	95,032
900	BroadSoft Inc.*	24,840
1,300	CA, Inc.	37,219
3,400	Cadence Design Systems, Inc.*	49,232
900	Check Point Software Technologies Ltd.*	44,712
3,300	Compuware Corp.*	34,155
1,500	Ebix, Inc.	13,890
4,800	Electronic Arts Inc.*	110,256
400	FactSet Research Systems Inc.	40,776
5,300	Fair Isaac Corp.	242,899
9,400	Fortinet Inc.*	164,500
13,300	Giant Interactive Group Inc. - ADR	106,533
3,700	Glu Mobile Inc.*	8,140
4,500	Infoblox, Inc.*	131,670
6,500	Informatica Corp.*	227,370
500	Intuit Inc.	30,515
11,200	Mentor Graphics Corporation	218,960
8,300	Microsoft Corporation	286,599
8,820	NetSuite Inc.*	809,147
1,200	Nuance Communications, Inc.*	22,056
3,400	Oracle Corp.	104,448
4,900	Progress Software Corporation*	112,749
2,800	QLIK Technologies Inc.*	79,156
7,000	Rosetta Stone, Inc.*	103,180
2,200	Rovi Corporation*	50,248
4,600	Salesforce.com, Inc.*	175,628
6,000	SAP AG - SP-ADR	436,980
1,400	Silver Spring Networks, Inc.*	34,916
600	Solarwinds, Inc.*	23,286
2,300	Sourcefire Inc.*	127,765
12,800	Symantec Corp.	287,616
7,200	Synopsys, Inc.*	257,400
1,500	Take-Two Interactive Software, Inc.*	22,455
13,300	Tyler Technologies, Inc.*	911,715
1,100	The Ultimate Software Group, Inc.*	129,019
1,000	Virnetx Holding Corporation*	19,990
4,400	VMware Inc.*	294,756
8,700	Wave Systems Corp.*	2,610
21,500	Zynga Inc.*	59,770
		6,376,548
	Specialty Retail - 6.9%
600	Abercrombie & Fitch Co.	27,150
1,100	American Eagle Outfitters, Inc.	20,086
3,300	AutoNation, Inc.*	143,187
900	AutoZone, Inc.*	381,321
3,700	Bed Bath & Beyond Inc.*	262,330
14,400	Best Buy Co., Inc.	393,552
2,300	Big 5 Sporting Goods Corporation	50,485
36,000	Borders Group, Inc.* (b)	—
2,100	Cabela's Incorporated*	135,996
11,700	CarMax, Inc.*	540,072
1,500	Chico's FAS, Inc.	25,590
700	The Children's Place Retail Stores, Inc.*	38,360
5,650	Coldwater Creek Inc.*	14,125
600	Conn's, Inc.*	31,056
322	CST Brands, Inc.*	9,921
13,200	Dick's Sporting Goods, Inc.	660,792
1,600	DSW, Inc.	117,552
3,000	Express, Inc.*	62,910
2,000	Five Below, Inc.*	73,520
4,200	Francesca's Holdings Corporation*	116,718
5,900	GameStop Corporation	247,977
5,900	The Gap, Inc.	246,207
2,700	GNC Acquisition Holdings Inc.	119,367
2,800	Group 1 Automotive, Inc.	180,124
7,400	hhgregg, Inc.*	118,178
17,000	The Home Depot, Inc.	1,316,990
1,500	L Brands, Inc.	73,875
17,300	Lithia Motors, Inc.	922,263
20,700	Lowe's Companies, Inc.	846,630
10,700	Lumber Liquidators Holdings, Inc.*	833,209
900	Mattress Firm Holding Corp.*	36,270
51,500	Office Depot, Inc.*	199,305
21,300	OfficeMax Inc.	217,899
4,500	O'Reilly Automotive, Inc.*	506,790
2,000	Pacific Sunwear of California, Inc.*	7,300
3,100	PetSmart, Inc.	207,669
32,500	Pier 1 Imports, Inc.	763,425
2,200	RadioShack Corporation	6,952
3,500	Rent-A-Center, Inc.	131,425
600	Restoration Hardware Holdings Inc.*	45,000
6,400	Ross Stores, Inc.	414,784
1,700	Sally Beauty Holdings, Inc.*	52,870
2,300	Sears Hometown and Outlet Stores Inc.*	100,556
500	Select Comfort Corporation*	12,530
1,100	Signet Jewelers Ltd.	74,173
12,100	Sonic Automotive, Inc.	255,794
5,700	Staples, Inc.	90,402
1,500	Tiffany & Co.	109,260
3,700	The Tile Shop Holdings, Inc.*	107,152
8,200	The TJX Companies, Inc.	410,492
500	Tractor Supply Company	58,805
3,200	Ulta Salon, Cosmetics & Fragrance, Inc.	320,512
1,400	Urban Outfitters, Inc.*	56,308
1,600	Vitamin Shoppe, Inc.*	71,744
7,300	Williams-Sonoma, Inc.	407,997
9,600	Zale Corporation*	87,360
		12,762,317
	Telecommunication Services - Diversified - 0.5%
33,000	8x8, Inc.*	271,920
1,900	BT Group plc - SP-ADR	89,281
1,200	Level 3 Communications, Inc.*	25,296
6,700	magicJack VocalTec Ltd.*	95,073
10,000	tw telecom inc.*	281,400
1,600	Verizon Communications Inc.	80,544
		843,514
	Telecommunication Services - Wireless - 1.1%
6,400	Crown Castle International Corp.*	463,296
12,700	Leap Wireless International, Inc.*	85,471
9,900	NII Holdings Inc.*	66,033
11,800	SBA Communications Corporation*	874,616
19,000	Sprint Nextel Corp.*	133,380
10,880	T-Mobile US, Inc.*	269,933
2,900	Vodafone Group Plc - SP-ADR	83,346
		1,976,075
	Textiles, Apparel & Luxury Goods - 2.5%
3,600	Carter's, Inc.	266,652
5,300	Crocs, Inc.*	87,450
18,900	Fifth & Pacific Companies, Inc.*	422,226
6,600	Gildan Activewear Inc.	267,366
6,000	Hanesbrands, Inc.	308,520
5,700	Iconix Brand Group, Inc.*	167,637
16,200	Joe's Jeans, Inc.*	26,568
2,800	Lululemon Athletica Inc.*	183,456
17,300	Luxottica Group SpA - ADR	874,688
2,700	Michael Kors Holdings Ltd.*	167,454
2,300	Movado Group, Inc.	77,809
4,400	NIKE, Inc. Cl B	280,192
6,600	PVH Corp.	825,330
1,100	Ralph Lauren Corporation	191,114
2,800	Under Armour, Inc.*	167,188
1,200	VF Corp.	231,672
		4,545,322
	Thrifts & Mortgage Finance - 0.3%
3,600	Bank Mutual Corporation	20,304
5,100	Federal National Mortgage Association*	7,191
6,000	Hudson City Bancorp, Inc.	54,960
2,200	Nationstar Mortgage Holdings, Inc.*	82,368
4,800	Ocwen Financial Corporation*	197,856
8,700	Radian Group Inc.	101,094
		463,773
	Tobacco - 0.0%
800	Altria Group, Inc.	27,992

	Trading Companies & Distributors - 0.4%
2,100	Fastenal Co.	96,285
1,900	W.W. Grainger, Inc.	479,142
3,300	TAL International Group, Inc.	143,781
1,000	Titan Machinery, Inc.*	19,630
1,600	United Rentals, Inc.*	79,856
		818,694
	Water Utilities - 0.1%
3,300	American Water Works Co., Inc.	136,059
900	Aqua America Inc.	28,161
7,500	Consolidated Water Co., Ltd.	85,725
		249,945
	Total common stocks (cost $142,041,251)	179,642,620

PUBLICLY TRADED PARTNERSHIPS - 0.1%(a)
	Capital Markets - 0.0%
900	Lazard Ltd.	28,935

	Chemicals - 0.0%
900	Rentech Nitrogen Partners L.P.	26,478

	Diversified Financial Services - 0.1%
1,500	Texas Pacific Land Trust	127,140

	Oil, Gas & Consumable Fuels - 0.0%
1,400	Linn Energy LLC	46,452
	Total publicly traded partnerships (cost $233,073)	229,005

REITS - 1.6%(a)
	Real Estate Investment Trusts - 1.6%
1,700	American Tower Corp.	124,389
800	CBL & Associates Properties, Inc.	17,136
4,500	Chimera Investment Corporation	13,500
5,000	Corrections Corporation of America	169,350
4,700	CubeSmart	75,106
8,200	Extra Space Storage Inc.	343,826
5,600	Medical Properties Trust Inc.	80,192
9,100	OMEGA Healthcare Investors, Inc.	282,282
2,900	Parkway Properties, Inc.	48,604
2,700	Potlatch Corporation	109,188
800	PS Business Parks, Inc.	57,736
600	Public Storage	91,998
1,400	Rayonier Inc.	77,546
700	Realty Income Corporation	29,344
700	Regency Centers Corporation	35,567
2,300	Simon Property Group, Inc.	363,216
6,100	Sovran Self Storage, Inc.	395,219
4,400	STAG Industrial, Inc.	87,780
1,200	Sunstone Hotel Investors, Inc.*	14,496
4,600	Tanger Factory Outlet Centers, Inc.	153,916
4,900	Ventas, Inc.	340,354
3,600	Western Asset Mortgage Capital Corp.	62,856
1,600	Weyerhaeuser Company	45,584
	Total REITS (cost $2,921,801)	3,019,185

WARRANTS - 0.0%(a)
3,150	American International Group, Inc.*, Expiration Date - 01/19/21, Exercise Price - $45.00	57,456
	Total warrants (cost $47,259)	57,456

PREFERRED STOCKS - 0.1%(a)
	Beverages - 0.1%
3,400	Companhia de Bebidas das Americas Preferred - SP-ADR	126,990
	Total preferred stocks (cost $79,468)	126,990
	Total investments - 98.7%
	(cost $145,322,852)	183,075,256
	Cash and receivables, less liabilities - 1.3%(a)	2,340,967
	TOTAL NET ASSETS - 100.0%	$185,416,223

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC)
(a)	Percentages for the various classifications relate to net assets.
(b)
These securities were fair valued as determined by the adviser using procedures approved by the Board of Directors and are classified as level 2 or 3. As of June 30, 2013, the value of these securities was $536 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipt
AG -	German Corporation
LLC -	Limited Liability Company
LP -	Limited Partnership
Ltd -	Limited
N.V. -	Dutch Public Limited Liability Co.
NYS -	New York Registered Shares
PLC -	Public Limited Company
S.A. -	Sociedad Anónima
S.A.B. de C.V. -	Sociedad Anónima Bursetil de Capital Variable
SP - ADR -	Sponsored American Depositary Receipt
SpA -
Italian Corporation

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2013, was as follows+:

Cost of investments	$145,322,852
Gross unrealized appreciation	$40,834,593
Gross unrealized depreciation	(3,082,189)
Net unrealized appreciation	$37,752,404

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$179,642,084
Publicly Traded Partnerships	229,005
REITS	3,019,185
Warrants	57,456
Preferred Stocks	126,990
Total Level 1	183,074,720

Level 2 – Common Stocks	536
Level 3 – Common Stocks	0
Total	$183,075,256	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

^ Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships and preferred stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)    Reynolds Funds, Inc.

     By (Signature and Title)         /s/Frederick L. Reynolds
Frederick L. Reynolds, President

     Date    August 12, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)         /s/Frederick L. Reynolds
    Frederick L. Reynolds, President

     Date    August 12, 2013

     By (Signature and Title)         /s/Frederick L. Reynolds
    Frederick L. Reynolds, Treasurer

     Date    August 12, 2013